COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	$ 863.0	$ 810.9
Essakane Mine
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	$ 14.5	$ 0.0